Schedules of other current assets, net (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advance to employees	[1]	$ 3,160,562	$ 1,588,490
Security deposits paid to a customer	[2]	960,468
Bid securities	[3]	326,182
Deposits to containers	[4]	256,596	381,716
Prepaid input value-added taxes		116,962	71,692
Others		104,292	216,186
Other current assets, gross		4,925,062	2,258,084
Less: allowance for expected credit losses		(7,146)	(4,234)
Other current assets, net		4,917,916	$ 2,253,850
Outstanding balance		$ 1,042,301
Outstanding percentage		2100.00%

[1]	The balance represented petty cash advanced to employees in charge of each transportation deal for the expenses to be incurred during the transportation services processes when transporting oversized cargo (such as wind turbines) to remote rural areas, usually, there will be complicated road conditions, and we generally advance cash to employees in charge for these projects in order to cover spontaneous fees such as to widen country roads, dismantle obstacles, set up temporary bridges, etc. in order to complete the transportation process. Such fees will be reimbursed by the customer to the employees in charge directly after the completion of the delivery, and the employee will return the advances to the Company after receiving the reimbursement from the customer. As of report date, $1,042,301 or 21% of the outstanding balance as of March 31, 2026 has been reimbursed by our customers and repaid from employees.
[2]	The balance represents a security deposit paid to a customer to guarantee goods safety during transit. The deposit is expected to be refunded within one year upon service completion.
[3]	The balance represents security deposits paid for logistics project bids, refundable upon conclusion of the bidding process.
[4]	The balance represented security deposits paid to the containers for cross-border transportation services, which is refundable upon the services were completed.